Consolidated Balance Sheets (Parenthetical) - shares	Mar. 31, 2016	Mar. 31, 2015
Statement of Financial Position [Abstract]
Common stock, Authorized	600,000,000	600,000,000
Common stock, Issued	377,619,000	377,619,000
Common stock in treasury, shares	10,762,000	10,757,000